EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Summary of Expenses by Nature
The following employee benefits expenses are included in cost of sales, general and administrative expenses, and exploration expenses.

	Years ended December 31,
	2017	2016
Salaries, short-term incentives, and other benefits	$208.7	$194.2
Share-based compensation	5.5	4.8
Other	3.3	3.8
	$217.5	$202.8